Revolving Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Revolving Line of Credit

4. Revolving Line of Credit

Under a loan agreement, as amended (“SVB Loan”), with Silicon Valley Bank, the Company has a revolving line of credit that provides for advances for the lesser of $6.5 million or a borrowing base availability of 75% of eligible accounts receivable. At September 30, 2013, our borrowing base availability was $6.5 million. All borrowings are collateralized by a security interest in substantially all of the Company’s assets other than its interests in Alteris Project Financing Company LLC, and bear interest at the greater of the bank’s prime rate or 4.00% plus 4.75%. The interest rate accruing on borrowings during a Streamline Period (as defined in the SVB Loan) is the greater of the bank’s prime rate or 4.00%, plus 2.00%. The original maturity date for the SVB Loan was August 31, 2012; following several amendments to the agreement, the maturity date of the SVB Loan was extended to September 30, 2014. The line of credit has a facility fee of 0.5% per year of the average daily unused portion of the available line of credit during the applicable calendar quarter. The Company may reserve up to $500,000 for stand-by letters of credit under the line of credit. The SVB Loan establishing the line of credit contains various covenants, including a covenant requiring compliance with a liquidity ratio. In accordance with the terms of the SVB Loan, the Company paid the final payment fee of $40,000 when the SVB Loan was extended on September 29, 2013. As of September 30, 2013, the Company had no outstanding borrowings under the revolving line of credit.

Pursuant to the second and third loan modification agreements for the SVB Loan, on March 26, 2013 and March 27, 2013, the Company issued warrants to SVB to purchase 106,557 and 105,978 shares of Class A common stock at per share exercise prices of $1.83 and $1.84, respectively (collectively, the “SVB Warrants”). Each warrant expired 7 years from the date of issuance. The company determined the warrants had a combined estimated fair value of $278,000 on the dates of their issuances, which the Company recognized as discounts to the SVB Loan, with the offsets recorded to additional paid-in capital. The Company determined the fair values of the warrants using the Black-Scholes valuation model, which is affected by historical stock price volatility as well as the Company’s assumptions regarding expected life (level three of the fair value hierarchy). The SVB Loan discounts are amortized to interest expense over the remaining term of the SVB Loan using the interest method. On June 18, 2013, SVB exercised the warrants in a cashless transaction, resulting in the net issuance of 78,973 shares of Class A common stock to SVB. As of September 30, 2013, the SVB Loan discounts were fully amortized.

On May 10, 2013, the Company entered into a consent agreement with SVB to extend until September 30, 2013 the requirement that it obtain net proceeds of not less than $3.4 million from borrowings under a new subordinated debt agreement. In addition, until receipt of such proceeds, the Company agreed to deposit with Silicon Valley Bank $500,000 of unrestricted cash, which it was required to maintain under the terms of the SVB Loan, in a restricted account at the bank. On June 3, 2013, the Company closed on the private placement of Class A common shares and warrants described in Note 6, realizing net proceeds of $8.4 million. SVB determined that the private placement meets the terms of the consent agreement.

Subsequent Event

On November 5, 2013, the Company entered into a Fifth Loan Modification Agreement with SVB. As amended, SVB agreed to extend to the Company a term loan of up to $2.0 million in addition to the existing $6,500,000 revolving line of credit under the SVB Loan. The term loan matures on September 29, 2014. The Company is required to make monthly payments of interest only with respect to the term loan with the aggregate principal balance of the term loan, together with any accrued but unpaid interest, due and payable on the maturity date. The Company may prepay the term loan in whole or in part at any time without penalty. The proceeds of the term loan are required to be used to repay in full the outstanding indebtedness owed to Gaiam. SVB fully funded the term loan on November 5, 2013 at the Company’s request.

6. Revolving Line of Credit

Under a loan agreement, as amended, with Silicon Valley Bank (“SVB Loan”), we have a revolving line of credit that provides for advances not to exceed $6.5 million based upon a borrowing base of 75% of eligible accounts receivable. All borrowings are collateralized by a security interest in substantially all of our assets other than our interests in Alteris Project Financing Company LLC, and bear interest at the greater of the bank’s prime rate or 4.00% plus 4.75%. The interest rate accruing on borrowings during a Streamline Period (as defined in the SVB Loan) is the greater of the bank’s prime rate or 4.00% plus 2.00%. The original maturity date for the SVB Loan was October 30, 2012 and the maturity date was first extended to March 31, 2013 on October 30, 2012 and then again to September 30, 2013 on March 27, 2013. The line of credit has a facility fee of 0.5% per year of the average daily unused portion of the available line of credit during the applicable calendar quarter. We may reserve up to $500,000 for stand-by letters of credit under the line of credit. The SVB Loan establishing the line of credit contains various covenants, including a covenant requiring compliance with a liquidity ratio. The SVB Loan requires the borrowers to pay a final payment fee of $60 thousand in cash upon termination or maturity of the revolving line of credit. The final payment fee will be reduced to $40 thousand if we raise at least $3.0 million in net proceeds through a public offering of our Class A common stock prior to August 31, 2013. At December 31, 2012, we had $6.5 million of outstanding borrowings under this facility.